DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Decrease in goodwill	$ (334,861)
Goodwill impairment	1,850,000	$ 0
Allowance for doubtful accounts	1,034,919	176,190
Advertising and marketing expense	$ 18,228,262	$ 11,457,572
RSUs granted	80,050	51,414
Stock based compensation expense	$ 3,836,518	$ 1,657,680
Unrecognized stock-based compensation expense	$ 5,450,009
Unrecognized stock-based compensation expense remaining weighted-average period	9 months 18 days
Finance receivables	$ 147,893	$ 148,378